Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Comprehensive Income [Abstract]
Net income	$ 118,194	$ 89,234	$ 46,814
Other comprehensive income (loss), net of taxes:
Change in unrealized gains or losses in investments	23,379	(49,073)	(9,979)
Foreign currency translation adjustment	27	(57)	(16)
Other comprehensive income (loss)	23,406	(49,130)	(9,995)
Total comprehensive income	$ 141,600	$ 40,104	$ 36,819